Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
w
e
are providing the following information about the relationship between executive compensation disclosed in the Summary Compensation Table and executive compensation “actually paid” (as defined in Item 402(v) of Regulation
S-K)
and certain measures of our financial performance. The values shown below are disclosed in the manner required by SEC rules, but in certain cases, particularly with respect to the valuation of equity awards, the values shown may not correspond to the actual economic benefit that will be received by the applicable executive upon receipt of the applicable compensation. In addition, our performance-based long-term incentive awards granted in 2022, 2021 and 2020 in respect of 2021, 2020 and 2019 performance, respectively, which are included in this disclosure, are based on three-year forward-looking performance metrics and could result in zero payment to the applicable executive. For further information concerning our executive compensation, see “Compensation Discussion and Analysis”.

Year	Summary Compensation Table Total for PEO (1)	Compensation “Actually Paid” to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation “Actually Paid” to Non-PEO NEOs (2)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income US GAAP (millions) (7)	One-year PI-OMM (8)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

2022	$10,888,560	$16,756,607	$6,345,221	$8,782,919	$83.86	$89.43	$358	25.0%

2021	$11,777,331	$26,276,748	$7,916,113	$14,177,208	$107.44	$134.87	$528	30.6%

2020	$10,038,325	$14,278,964	$6,907,889	$8,532,708	$112.02	$98.24	$402	27.0%

(1)	Reflects amounts of total compensation reported for Mr. Jacobs in the Summary Compensation Table for each applicable year.
(2)
Represents the amount of compensation “actually paid” to our NEOs, as computed in accordance with Item 402(v) of Regulation
S-K
and shown in the table below. The dollar amounts do not in all cases reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year, and are not indicative of future amounts that may be paid or become payable to our NEOs pursuant to certain awards. In particular, grants of performance-based awards to our NEOs are based on three-year forward-looking performance metrics and could result in zero payment. The table below sets forth the adjustments made during each year in the table to calculate the compensation “actually paid” to our NEOs during each year in the table, even though many of these amounts were not actually paid:

Adjustments to Determine Compensation “Actually Paid”	PEO			Non-PEO NEOs (Average)
Year	2022	2021	2020	2022	2021	2020

Changes in performance award estimates during covered year	$9,885,195	$11,937,874	$2,746,751	$3,896,661	$4,991,563	$1,061,318

Changes in fair value during covered year	$(6,465,411)	$258,071	$539,160	$(2,428,970)	$223,026	$100,800

Dividends or other earnings during covered year	$2,448,263	$2,303,472	$965,483	$970,007	$1,046,505	$468,808

Changes in pension value reflected in Summary Compensation Table	—	—	$(10,755)	—	—	$(6,107)

Total Adjustments	$5,868,047	$14,499,417	$4,240,639	$2,437,698	$6,261,094	$1,624,819

(3)
Reflects the average of the amounts reported for our NEOs as a group (excluding Mr. Jacobs) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Ms. Betsch and Messrs. Orszag, Russo, Bhutani and Stern; and (ii) for each of 2021 and 2020, Messrs. Orszag, Russo, Bhutani and Stern.

(4)
Represents the average amount of compensation “actually paid” to the NEOs as a group (excluding Mr. Jacobs), as computed in accordance with Item 402(v) of Regulation
S-K,
in accordance with the methodology reflected in footnote (2) to this Pay versus Performance table.

(5)	Cumulative TSR is calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Financial Index.

(7)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(8)
For a definition of
PI-OMM,
see the section titled “Post-Investment Operating Margin Metric—Managing Our Operating Costs”, which is located on page 42 of this Proxy Statement.
One-year
PI-OMM
is calculated as set forth in the first two steps thereof.

Company Selected Measure Name	One-year PI-OMM
Named Executive Officers, Footnote [Text Block]
(3)
Reflects the average of the amounts reported for our NEOs as a group (excluding Mr. Jacobs) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Ms. Betsch and Messrs. Orszag, Russo, Bhutani and Stern; and (ii) for each of 2021 and 2020, Messrs. Orszag, Russo, Bhutani and Stern.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Financial Index.

PEO Total Compensation Amount	$ 10,888,560	$ 11,777,331	$ 10,038,325
PEO Actually Paid Compensation Amount	$ 16,756,607	26,276,748	14,278,964
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Determine Compensation “Actually Paid”	PEO			Non-PEO NEOs (Average)
Year	2022	2021	2020	2022	2021	2020

Changes in performance award estimates during covered year	$9,885,195	$11,937,874	$2,746,751	$3,896,661	$4,991,563	$1,061,318

Changes in fair value during covered year	$(6,465,411)	$258,071	$539,160	$(2,428,970)	$223,026	$100,800

Dividends or other earnings during covered year	$2,448,263	$2,303,472	$965,483	$970,007	$1,046,505	$468,808

Changes in pension value reflected in Summary Compensation Table	—	—	$(10,755)	—	—	$(6,107)

Total Adjustments	$5,868,047	$14,499,417	$4,240,639	$2,437,698	$6,261,094	$1,624,819

Non-PEO NEO Average Total Compensation Amount	$ 6,345,221	7,916,113	6,907,889
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,782,919	14,177,208	8,532,708
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Determine Compensation “Actually Paid”	PEO			Non-PEO NEOs (Average)
Year	2022	2021	2020	2022	2021	2020

Changes in performance award estimates during covered year	$9,885,195	$11,937,874	$2,746,751	$3,896,661	$4,991,563	$1,061,318

Changes in fair value during covered year	$(6,465,411)	$258,071	$539,160	$(2,428,970)	$223,026	$100,800

Dividends or other earnings during covered year	$2,448,263	$2,303,472	$965,483	$970,007	$1,046,505	$468,808

Changes in pension value reflected in Summary Compensation Table	—	—	$(10,755)	—	—	$(6,107)

Total Adjustments	$5,868,047	$14,499,417	$4,240,639	$2,437,698	$6,261,094	$1,624,819

Tabular List [Table Text Block]
Required Tabular Disclosure of Financial Performance Measures
As described in greater detail in the section titled “Compensation Discussion and Analysis”, our executive compensation program reflects a pay-for-performance
philosophy. The most important financial performance measures used by us to link executive compensation actually paid to our NEOs for 2022 to our performance are as follows:

•	PI-OMM

•	PI-CRR

•	Relative TSR

Total Shareholder Return Amount	$ 83.86	107.44	112.02
Peer Group Total Shareholder Return Amount	89.43	134.87	98.24
Net Income (Loss)	$ 358,000,000	$ 528,000,000	$ 402,000,000
Company Selected Measure Amount	0.25	0.306	0.27
PEO Name	Mr. Jacobs
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	PI-OMM
Non-GAAP Measure Description [Text Block]	For a definition of
PI-OMM,
see the section titled “Post-Investment Operating Margin Metric—Managing Our Operating Costs”, which is located on page 42 of this Proxy Statement.
One-year
PI-OMM
is calculated as set forth in the first two steps thereof.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	PI-CRR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,868,047	$ 14,499,417	$ 4,240,639
PEO [Member] | Changes In Performance Award Estimates During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,885,195	11,937,874	2,746,751
PEO [Member] | Changes In Fair Value During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,465,411)	258,071	539,160
PEO [Member] | Dividends Or Other Earnings During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,448,263	2,303,472	965,483
PEO [Member] | Changes In Pension Value Reflected In Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(10,755)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,437,698	6,261,094	1,624,819
Non-PEO NEO [Member] | Changes In Performance Award Estimates During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,896,661	4,991,563	1,061,318
Non-PEO NEO [Member] | Changes In Fair Value During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,428,970)	223,026	100,800
Non-PEO NEO [Member] | Dividends Or Other Earnings During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	970,007	1,046,505	468,808
Non-PEO NEO [Member] | Changes In Pension Value Reflected In Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (6,107)